Hartford Schroders Emerging Markets Multi-Sector Bond Fund Investment Strategy - Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its assets in bonds of issuers located in emerging market countries. Bonds in which the Fund may invest may be obligations of governments or government agencies or instrumentalities, supra-national issuers, or corporate issuers. Such bonds may pay fixed, variable, or floating interest rates. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S.The Fund’s sub-advisers, Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, the “Sub-Advisers“), allocate the Fund’s assets among sectors within the fixed-income market based on their assessment of the relative values and the risks and rewards the sectors present. In selecting investments for the Fund, the Sub-Advisers seek to identify bonds that offer what they consider the best possible risk/reward profile. In addition, the Sub-Advisers integrate financially material environmental, social and governance (“ESG”) characteristics (where available for an issuer) into their investment process. ESG characteristics are one of several factors that contribute to the Sub-Advisers’ overall evaluation of the risk and return potential of an investment. Securities may be denominated in emerging market currencies, in the U.S. dollar, or in other developed-market currencies, depending on the Sub-Advisers’ view of the relative values and risks of investments in the various currencies. The Fund may invest in securities rated in any rating category and in unrated securities, and it may invest any portion of its assets in securities rated below investment grade or in unrated securities considered by the Sub-Advisers to be of comparable quality (so-called “junk bonds”). The Fund may invest in debt securities of any maturity or duration. The Sub-Advisers’ investment process may result in frequent trading of the Fund’s portfolio securities. The Fund may enter into exchange-traded or over-the-counter derivatives transactions that generally consist of futures contracts, options on futures, swap contracts (including interest rate swaps, total return swaps, and credit default swaps) and foreign currency exchange transactions (including currency futures, forwards, and option transactions). The Fund may enter into any of these transactions to hedge various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; take a net long or short position in certain investments or markets; provide liquidity in the Fund; equitize cash; minimize transaction costs; generate income; adjust the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicate certain direct investments; and for asset and sector allocation purposes. Emerging market countries include countries that the Fund’s Sub-Advisers consider to be emerging market countries based on the Sub-Advisers’ evaluation of such country’s level of economic development or the size and experience of such country’s securities market. Countries considered by the Fund’s Sub-Advisers not to be emerging market countries include: the United States, Canada, the United Kingdom, Denmark, Sweden, Norway, Switzerland, Japan, Australia, New Zealand, and certain countries within the Eurozone. The Fund will consider an issuer to be located in an emerging market country if it is organized under the laws of an emerging market country, if it is domiciled in an emerging market country, if its securities are principally traded in an emerging market country, or if the Sub-Advisers determine that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from one or more emerging market countries.